Goodwill, Intangible Assets and In-Process Revenue Contracts - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite Lived Intangible Liabilities [Line Items]
Goodwill	$ 127,113,000	$ 127,113,000
Aggregate amortization expense of intangible assets	12,744,000	12,714,000	1,148,000
Piranema Spirit [Member]
Acquired Finite Lived Intangible Liabilities [Line Items]
Amortization of revenue - 2014	12,700,000
Amortization of revenue - 2015	12,700,000
Amortization of revenue - 2016	12,800,000
Amortization of revenue- 2017	12,700,000
Amortization of revenue- 2018	9,100,000
Amortization of revenue thereafter	41,300,000
Amortization expense of intangible assets [Member]
Acquired Finite Lived Intangible Liabilities [Line Items]
Aggregate amortization expense of intangible assets	5,100,000	6,000,000	7,100,000
Amortization expense - 2014	4,000,000
Amortization expense - 2015	3,000,000
Amortization expense - 2016	2,000,000
Amortization expense - 2017	1,000,000
Amortization expense thereafter	0
Shuttle Tankers [Member]
Acquired Finite Lived Intangible Liabilities [Line Items]
Goodwill impairment	$ 0	$ 0